Financial assets and liabilities - Currency Exposures (Details) ₱ in Millions, $ in Millions, $ in Millions	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 PHP (₱)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 17, 2021 CAD ($)	Mar. 17, 2021 USD ($)
Series US-3 Notes
Disclosure of detailed information about hedged items [line items]
Principal amount						$ 747	$ 600
Financial instruments designated as hedging instruments, at fair value						747	600
Series US-4 Notes
Disclosure of detailed information about hedged items [line items]
Principal amount						623	500
Financial instruments designated as hedging instruments, at fair value						$ 623	$ 500
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	1.00%	1.00%	1.00%
Interest rate risk | Series US-3 Notes
Disclosure of detailed information about hedged items [line items]
Principal amount				$ 749	$ 600
Financial instruments designated as hedging instruments, at fair value				749	600
Interest rate risk | Series US-4 Notes
Disclosure of detailed information about hedged items [line items]
Principal amount				637	500
Financial instruments designated as hedging instruments, at fair value				$ 637	$ 500
Interest rate risk | Top of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	$ 4
Interest rate risk | Bottom of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	$ (7)
Currency risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	10.00%	10.00%	10.00%
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)	$ 6
Currency risk | 2021 | Cash flow | Commercial paper | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount		$ 250
Financial instruments designated as hedging instruments, at fair value		250
Currency risk | 2021 | Cash flow | Commercial paper | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	311
Financial instruments designated as hedging instruments, at fair value	311
Currency risk | 2021 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount		366
Financial instruments designated as hedging instruments, at fair value		366
Currency risk | 2021 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	482
Financial instruments designated as hedging instruments, at fair value	482
Currency risk | 2021 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount | ₱			₱ 1,125
Financial instruments designated as hedging instruments, at fair value | ₱			1,125
Currency risk | 2021 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	30
Financial instruments designated as hedging instruments, at fair value	30
Currency risk | 2021 | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount		79
Financial instruments designated as hedging instruments, at fair value		79
Currency risk | 2021 | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	105
Financial instruments designated as hedging instruments, at fair value	105
Currency risk | 2021 | Put options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount		60
Financial instruments designated as hedging instruments, at fair value		60
Currency risk | 2021 | Put options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	77
Financial instruments designated as hedging instruments, at fair value	77
Currency risk | 2022 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount		509
Financial instruments designated as hedging instruments, at fair value		509
Currency risk | 2022 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	651
Financial instruments designated as hedging instruments, at fair value	651
Currency risk | 2022 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount | ₱			2,270
Financial instruments designated as hedging instruments, at fair value | ₱			₱ 2,270
Currency risk | 2022 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	58
Financial instruments designated as hedging instruments, at fair value	58
Currency risk | 2022 | Call options | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount		231
Financial instruments designated as hedging instruments, at fair value		231
Currency risk | 2022 | Call options | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	299
Financial instruments designated as hedging instruments, at fair value	299
Currency risk | 2022 | Call options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	190	150
Financial instruments designated as hedging instruments, at fair value	190	150
Currency risk | 2022 | Call options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	178	150
Financial instruments designated as hedging instruments, at fair value	178	150
Currency risk | 2022 | Put options | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount		231
Financial instruments designated as hedging instruments, at fair value		231
Currency risk | 2022 | Put options | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	295
Financial instruments designated as hedging instruments, at fair value	295
Currency risk | 2022 | Put options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount		399
Financial instruments designated as hedging instruments, at fair value		399
Currency risk | 2022 | Put options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	481
Financial instruments designated as hedging instruments, at fair value	481
Currency risk | 2023 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount		520
Financial instruments designated as hedging instruments, at fair value		$ 520
Currency risk | 2023 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	641
Financial instruments designated as hedging instruments, at fair value	641
Currency risk | Top of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	5
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)	244
Currency risk | Bottom of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	28
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)	$ 232